Description of the Plan (Tables)	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting	A participant is 100% vested after six years of credited service, according to the following schedule:

Years of service	Percent of Employer Contributions
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6 or more	100%